S000095311 [Member] Expense Example, No Redemption - S000095311 [Member] - C000264030 [Member]	Sep. 12, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 33
Expense Example, No Redemption, 3 Years	$ 103